BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS SMALL CAP VALUE FUND II
PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2021 (UNAUDITED)

	NUMBER OF
	SHARES	VALUE
COMMON STOCKS—96.9%
Communication Services—2.9%
Gray Television, Inc.(a)	150,674	$3,106,898
Nexstar Media Group, Inc., Class A	47,246	7,063,277
TEGNA, Inc.	456,549	9,016,843
Yelp, Inc.*(a)	175,316	6,009,832
		25,196,850
Consumer Discretionary—12.8%
Beazer Homes USA, Inc.*	116,824	2,294,423
Callaway Golf Co.*(a)	309,851	8,353,583
Carriage Services, Inc.(a)	93,138	4,818,960
Carter's, Inc.(a)	25,778	2,604,351
Foot Locker, Inc.	179,455	8,190,326
Frontdoor, Inc.*	129,385	4,471,546
H&R Block, Inc.	85,760	2,030,797
Hanesbrands, Inc.(a)	295,857	4,778,091
Harley-Davidson, Inc.(a)	277,309	10,157,829
International Game Technology PLC	146,885	3,968,833
LCI Industries(a)	59,887	9,118,993
Meritage Homes Corp.*(a)	45,192	5,100,369
Nautilus, Inc.*(a)	242,891	1,663,803
Sally Beauty Holdings, Inc.*(a)	266,179	5,214,447
Skechers U.S.A., Inc., Class A*(a)	94,027	4,223,693
Standard Motor Products, Inc.	39,037	1,953,411
Steven Madden Ltd.	148,584	7,050,311
Stride, Inc.*(a)	305,511	10,427,090
Tempur Sealy International, Inc.	106,353	4,556,163
Toll Brothers, Inc.(a)	47,368	3,006,447
Travel + Leisure Co.	108,306	5,330,821
TravelCenters of America, Inc.*	41,836	2,184,676
		111,498,963
Consumer Staples—3.5%
Energizer Holdings, Inc.(a)	186,972	6,953,489
Fresh Del Monte Produce, Inc.	186,553	4,619,052
Nomad Foods Ltd.*(a)	324,110	7,742,988
Spectrum Brands Holdings, Inc.	57,492	5,754,949
Turning Point Brands, Inc.(a)	70,595	2,682,610
Universal Corp.(a)	60,589	2,821,630
		30,574,718
Energy—7.4%
Cactus, Inc., Class A(a)	101,502	3,704,823
ChampionX Corp.*	358,777	7,322,639
Delek US Holdings, Inc.*(a)	206,104	3,231,711
Enerplus Corp.	525,956	4,965,025
Helmerich & Payne, Inc.	168,927	3,792,411
HollyFrontier Corp.(a)	220,977	7,141,977
Kosmos Energy Ltd.*(a)	1,582,947	5,793,586
National Energy Services Reunited Corp.*(a)	336,568	3,335,389
NexTier Oilfield Solutions, Inc.*	393,889	1,418,000
PDC Energy, Inc.(a)	85,550	4,314,286
ProPetro Holding Corp.*	331,588	2,725,653
Viper Energy Partners LP	280,030	6,037,447
Whiting Petroleum Corp.*	53,288	3,447,201
World Fuel Services Corp.	268,353	6,706,141
		63,936,289
Financials—27.9%
AllianceBernstein Holding LP	76,311	3,824,707
Ameris Bancorp(a)	48,417	2,356,455
AMERISAFE, Inc.	43,746	2,322,475
Ares Commercial Real Estate Corp.(a)	114,090	1,679,405
Artisan Partners Asset Management, Inc., Class A	121,594	5,438,900
Assured Guaranty Ltd.	239,563	11,731,400
Axis Capital Holdings Ltd.	170,115	8,451,313
BankUnited, Inc.(a)	155,242	6,153,793
Blackstone Mortgage Trust, Inc., Class A(a)	198,006	5,940,180
Bright Health Group, Inc.*(a)	513,748	1,710,781
Columbia Banking System, Inc.(a)	76,260	2,505,904
Diamond Hill Investment Group, Inc.	15,838	3,042,321
Employers Holdings, Inc.(a)	70,112	2,707,024
Essent Group Ltd.	110,704	4,603,072
Evercore, Inc., Class A	71,841	9,964,347
Federal Agricultural Mortgage Corp., Class C(a)	53,367	6,495,831
First American Financial Corp.	37,097	2,751,855
First Hawaiian, Inc.	303,510	7,967,138
First Internet Bancorp	65,897	2,853,999
First Merchants Corp.(a)	87,211	3,478,847
First Mid Bancshares, Inc.(a)	64,058	2,692,358
Flushing Financial Corp.	63,724	1,505,161
Greenhill & Co., Inc.(a)	154,008	2,627,377
Hanover Insurance Group, Inc., (The)	52,137	6,347,680
Heritage Financial Corp.(a)	82,021	1,921,752
Heritage Insurance Holdings, Inc.	93,613	623,463
Hope Bancorp, Inc.	131,218	1,882,978
Investors Bancorp, Inc.	292,304	4,352,407
James River Group Holdings Ltd.	98,769	2,611,452
Luther Burbank Corp.	204,973	2,826,578
Merchants Bancorp	90,061	4,107,682
Midland States Bancorp, Inc.	98,528	2,344,966
Mr Cooper Group, Inc.*	121,739	4,780,691
Navient Corp.	359,440	7,091,751
Nelnet, Inc., Class A(a)	34,996	3,016,655
NMI Holdings, Inc., Class A*	123,006	2,410,918
PacWest Bancorp	133,278	5,962,858
PennyMac Financial Services, Inc.	105,775	6,698,731
Perella Weinberg Partners	270,150	3,220,188
PRA Group, Inc.*(a)	87,692	3,723,402
Preferred Bank(a)	41,458	2,825,363
Primis Financial Corp.(a)	168,448	2,573,885
ProAssurance Corp.	185,424	4,264,752
Pzena Investment Management, Inc., Class A	264,881	2,484,584
RBB Bancorp	128,498	3,143,061
Silvercrest Asset Management Group, Inc., Class A	361,897	5,822,923
SLM Corp.	737,327	13,109,674
SouthState Corp.(a)	39,006	3,047,929
Starwood Property Trust, Inc.	169,449	4,229,447
State Auto Financial Corp.	53,313	2,743,487
Synovus Financial Corp.	49,972	2,263,232
Umpqua Holdings Corp.	183,605	3,499,511
Valley National Bancorp(a)	468,825	6,301,008
Velocity Financial, Inc.*	279,044	3,370,852
Walker & Dunlop, Inc.	65,076	9,155,542
White Mountains Insurance Group Ltd.	4,116	4,127,936
Wintrust Financial Corp.	30,842	2,699,600
		242,391,581
Health Care—6.2%
Change Healthcare, Inc.*	552,518	11,205,065
Envista Holdings Corp.*(a)	268,815	10,430,022
Haemonetics Corp.*	44,512	2,281,240
Hanger, Inc.*	72,332	1,220,241
LHC Group, Inc.*(a)	26,464	3,035,950
Ortho Clinical Diagnostics Holdings PLC*	434,057	8,307,851
PetIQ, Inc.*	224,494	4,483,145
R1 RCM, Inc.*	125,622	2,992,316
Syneos Health, Inc.*	105,311	10,232,017
		54,187,847
Industrials—18.0%
ABM Industries, Inc.	245,771	11,059,695
ACCO Brands Corp.	354,910	2,931,557
Allison Transmission Holdings, Inc.	99,962	3,457,686
Altra Industrial Motion Corp.	42,625	2,246,764
ASGN, Inc.*	79,171	9,633,527
BrightView Holdings, Inc.*	262,473	3,569,633
Brink's Co., (The)(a)	96,772	5,918,575
CBIZ, Inc.*	127,358	4,588,709
CRA International, Inc.	88,328	8,132,359
Curtiss-Wright Corp.	67,081	8,440,131
EMCOR Group, Inc.	23,281	2,778,355
EnerSys	62,427	4,625,216
Ennis, Inc.(a)	50,786	965,950
FTI Consulting, Inc.*(a)	37,582	5,490,354
GrafTech International Ltd.(a)	296,366	3,452,664
Harsco Corp.*	241,358	3,519,000
Heidrick & Struggles International, Inc.	49,807	2,150,168
Hillenbrand, Inc.	75,137	3,351,110
Hub Group, Inc., Class A*	39,305	3,052,819
ICF International, Inc.	66,170	6,401,286
KAR Auction Services, Inc.*(a)	467,459	7,007,210
Korn/Ferry International	35,849	2,607,656
L B Foster Co., Class A*	156,872	2,376,611
Landstar System, Inc.	12,099	2,039,286
Masonite International Corp.*	32,676	3,496,332
Matrix Service Co.*	281,866	2,449,416
Resideo Technologies, Inc.*(a)	143,362	3,740,315
Science Applications International Corp.	94,146	7,897,908
Terex Corp.	51,740	2,192,741
Vectrus, Inc.*	66,615	2,787,172
Viad Corp.*(a)	38,914	1,646,451
Wabash National Corp.	175,160	2,925,172
Werner Enterprises, Inc.(a)	53,666	2,420,873
WESCO International, Inc.*	140,870	17,486,193
		156,838,894
Information Technology—10.8%
Avnet, Inc.	109,763	3,981,104
Bel Fuse, Inc., Class B	136,970	1,649,119
Belden, Inc.	124,332	7,667,554
CommScope Holding Co., Inc.*	279,696	2,785,772
Concentrix Corp.	68,868	11,432,088
Diebold Nixdorf, Inc.*(a)	182,261	1,478,137
EVERTEC, Inc.	137,686	5,781,435
IBEX Holdings Ltd.*	129,382	1,711,077
Insight Enterprises, Inc.*(a)	76,665	7,560,702
InterDigital, Inc.(a)	104,381	7,088,514
MAXIMUS, Inc.(a)	30,740	2,319,333
NCR Corp.*	212,537	8,267,689
Rackspace Technology, Inc.*	112,395	1,602,753
SMART Global Holdings, Inc.*	113,373	6,464,528
TD SYNNEX Corp.	93,582	9,681,994
TTEC Holdings, Inc.	61,151	5,160,533
Ultra Clean Holdings, Inc.*	72,494	3,973,396
Unisys Corp.*	290,638	5,277,986
		93,883,714
Materials—5.3%
Ecovyst, Inc.	144,349	1,381,420
Graphic Packaging Holding Co.	960,600	18,962,244
Ingevity Corp.*	63,034	4,532,775
Minerals Technologies, Inc.	28,925	1,899,505
Orion Engineered Carbons SA	146,314	2,567,811
Schweitzer-Mauduit International, Inc.	142,125	4,078,987
Valvoline, Inc.	377,691	12,867,932
		46,290,674
Real Estate—1.8%
Cousins Properties, Inc.(a)	229,996	8,684,649
Realogy Holdings Corp.*	312,080	4,740,495
Spirit Realty Capital, Inc.	58,567	2,609,746
		16,034,890
Utilities—0.3%
Pure Cycle Corp.*(a)	194,873	2,837,351
TOTAL COMMON STOCKS
(Cost $591,119,655)		843,671,771
RIGHTS—0.0%
Consumer Discretionary—0.0%
Evercel, Inc., CVR*‡	284,149	0
TOTAL RIGHTS
(Cost $0)		0

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL—16.4%
Mount Vernon Liquid Assets Portfolio, LLC, 0.10%(b)	142,333,540	142,333,540
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL
(Cost $142,333,540)		142,333,540
SHORT-TERM INVESTMENTS—3.9%
U.S. Bank Money Market Deposit Account, 0.01%(b)	33,906,694	33,906,694
TOTAL SHORT-TERM INVESTMENTS
(Cost $33,906,694)		33,906,694
TOTAL INVESTMENTS—117.2%
(Cost $767,359,889)		1,019,912,005
LIABILITIES IN EXCESS OF OTHER ASSETS—(17.2)%		(149,563,876)
NET ASSETS—100.0%		$870,348,129

PLC	Public Limited Company
LP	Limited Partnership
CVR	Contingent Value Right
*	Non-income producing.
(a)	All or a portion of the security is on loan. At November 30, 2021, the market value of securities on loan was $136,802,792.
(b)	The rate shown is as of November 30, 2021.
‡
Security has been valued at fair market value using significant unobservable inputs as determined in good faith by or under the direction of The RBB Fund, Inc.’s Board of Directors. As of November 30, 2021, these securities amounted to $0 or 0.0% of net assets.

Industry classifications may be different than those used for compliance monitoring purposes.

BOSTON PARTNERS INVESTMENT FUNDS
BOSTON PARTNERS SMALL CAP VALUE FUND II
NOTES TO PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2021 (UNAUDITED)

PORTFOLIO VALUATION — The Boston Partners Small Cap Value Fund's (the "Fund") net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter ("OTC") market are valued at their closing prices.  If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market.  Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates.  Investments in other open-end investment companies, if any, are valued based on the NAV of the investment companies (which may use fair value pricing as disclosed in their prospectuses). Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close.  Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. Such procedures use fundamental valuation methods, which may include, but are not limited to, an analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be received in a sale could be significant. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim.  To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 — Prices are determined using quoted prices in active markets for identical securities.
• Level 2 — Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 — Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2021, in valuing the Fund's investments carried at fair value:

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3		INVESTMENTS MEASURED AT NET ASSET VALUE*
Common Stock
Communication Services	$25,196,850	$25,196,850	$-	$-		$-
Consumer Discretionary	111,498,963	111,498,963	-	-		-
Consumer Staples	30,574,718	30,574,718	-	-		-
Energy	63,936,289	63,936,289	-	-		-
Financials	242,391,581	242,391,581	-	-		-
Health Care	54,187,847	54,187,847	-	-		-
Industrials	156,838,894	156,838,894	-	-		-
Information Technology	93,883,714	93,883,714	-	-		-
Materials	46,290,674	46,290,674	-	-		-
Real Estate	16,034,890	16,034,890	-	-		-
Utilities	2,837,351	2,837,351	-	-		-
Rights	-	-	-	-	**	-
Investments Purchased with Proceeds from Securities Lending Collateral	142,333,540	-	-	-		142,333,540
Short-Term Investments	33,906,694	33,906,694	-	-		-
Total Assets	$1,019,912,005	$877,578,465	$-	$-		$142,333,540

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy included to reconcile to the amounts presented in the Portfolio of Investments.

** Value equals zero as of the end of the reporting period.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and  the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period.  A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all Level 3 transfers are disclosed if the Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended November 30, 2021, the Fund had no significant Level 3 transfers.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.